13F-HR
          12/31/2011

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    swallace@strategicgroup.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      02/14/2012

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                35
FORM 13F Information Table Value Total:                            200,200

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
21VIANET GROUP INC            COM     90138A103       104            11550        SH    SOLE               11550
AURICO GOLD INC               COM     05155C105       162            20336        SH    SOLE               20336
AVALON RARE METALS            COM     053470100	       45            19016        SH    SOLE               19016
BELO CORP		      COM     080555105        72            11477        SH    SOLE               11477
BRIGHTPOINT INC               COM     109473405       123            11460        SH    SOLE               11460
CELESTICA INC                 COM     15101Q108       122            16664        SH    SOLE               16664
CHINA MED TECH                COM     169483104       149            54203        SH    SOLE               54203
FAIRCHILD SEMICONDUCTOR       COM     303726103       129            10771        SH    SOLE               10771
GOLDENSTAR                    COM     38119T104        75            45757        SH    SOLE               45757
HARMONIC INC                  COM     413160102        53            10537        SH    SOLE               10537
HEALTH MGMT                   COM     421933102       112            15313        SH    SOLE               15313
HERBALIFE LTD                 COM     G4412G101       268             5196        SH    SOLE                5196
INHIBITEX                     COM     45719T103       115            10587        SH    SOLE               10587
KEMET CORP                    COM     488360207        74            10573        SH    SOLE               10573
KULICKE & SOFFA               COM     501242101       113            12304        SH    SOLE               12304
PARAMOUNT GOLD MINING         COM     69924P102       131            61446        SH    SOLE               61446
PHOENIX NEW MEDIA LTD         COM     71910C103       188            33225        SH    SOLE               33225
PHOTOTRONICS                  COM     719405102       129            21245        SH    SOLE               21245
RITE AID CORP                 COM     767754104        51            40900        SH    SOLE               40900
SKY MOBI LTD                  COM     83084G109        93            30036        SH    SOLE               30036
STURM RUGER & CO              COM     864159108       240             7190        SH    SOLE                7190
TOUSA INC                     COM     872962105         0            31608        SH    SOLE               31608
URANERZ ENERGY CORP           COM     91688T104        96            53094        SH    SOLE               53094
VONAGE HOLDINGS               COM     92886T201        51            20953        SH    SOLE               20953
WET SEAL INC                  COM     961840105        39            12157        SH    SOLE               12157
ipath GSCI                    ETF     06738C794      1963            58250        SH    SOLE               58250
ishares MSCI Canada           ETF     464286509     52542          1983495        SH    SOLE             1983495
ishares MSCI EAFE             ETF     464287465     55759          1129423        SH    SOLE             1129423
ishares MSCI EM Index         ETF     464287234     74371          1954777        SH    SOLE             1954777
ishares MSCI Taiwan           ETF     464286731       191            16300        SH    SOLE               16300
ishares Russell 3000          ETF     464287689      5949            79815        SH    SOLE               79815
ishares S&P 100 Index         ETF     464287101      2826            49285        SH    SOLE               49285
S&P 500 Depository            ETF     78462F103      3087            24470        SH    SOLE               24470
S&P GSCI Commodity Index      ETF     46428R107       778            23530        SH    SOLE               23530
